Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories

	JPY (millions) As of March 31
	2018	2019
Finished products and merchandise	¥86,254	¥280,738
Work-in-process	63,145	544,411
Raw materials and supplies	63,545	161,595
Total	¥212,944	¥986,744